Segment Reporting - Additions to Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Operating profit and other financial information
Additions to Property, Plant and Equipment	$ 221,286	$ 255,524	$ 144,063
Corporate
Operating profit and other financial information
Additions to Property, Plant and Equipment	3,820	35,145	15,750
Grocery Products
Operating profit and other financial information
Additions to Property, Plant and Equipment	14,432	15,830	18,104
Refrigerated Foods
Operating profit and other financial information
Additions to Property, Plant and Equipment	79,836	93,430	54,074
Jennie-O Turkey Store
Operating profit and other financial information
Additions to Property, Plant and Equipment	88,063	61,340	32,250
Specialty Foods
Operating profit and other financial information
Additions to Property, Plant and Equipment	2,011	5,372	5,309
International & Other
Operating profit and other financial information
Additions to Property, Plant and Equipment	$ 33,124	$ 44,407	$ 18,576